Details of Selected Balance Sheet Accounts	6 Months Ended
Jun. 30, 2011
Details of Selected Balance Sheet Accounts [Abstract]
DETAILS OF SELECTED BALANCE SHEET ACCOUNTS

3.	DETAILS OF SELECTED BALANCE SHEET ACCOUNTS

Additional information regarding selected balance sheet accounts is presented below (in thousands):

	June 30,	December 31,
	2011	2010

Accounts receivable, net:
Trade	$426,712	$365,988
Unbilled revenue	124,038	113,389
Other	4,147	3,462

Total accounts receivable	554,897	482,839
Allowance for doubtful accounts	(2,873)	(4,100)

	$552,024	$478,739

	June 30,	December 31,
	2011	2010

Inventories, net:
Tubular goods	$377,845	$332,720
Other finished goods and purchased products	78,324	71,266
Work in process	56,401	45,662
Raw materials	89,224	60,241

Total inventories	601,794	509,889
Allowance for obsolescence	(9,115)	(8,454)

	$592,679	$501,435

	Estimated	June 30,	December 31,
	Useful Life	2011	2010

Property, plant and equipment, net:
Land		$46,424	$43,411
Buildings and leasehold improvements	1-40 years	209,074	193,617
Machinery and equipment	2-29 years	330,657	311,217
Accommodations assets	3-15 years	952,413	840,002
Rental tools	4-10 years	179,789	166,245
Office furniture and equipment	1-10 years	38,946	36,325
Vehicles	2-10 years	87,913	82,783
Construction in progress		204,308	113,773

Total property, plant and equipment		2,049,524	1,787,373
Accumulated depreciation		(612,810)	(534,716)

		$1,436,714	$1,252,657

	June 30,	December 31,
	2011	2010

Accounts payable and accrued liabilities:
Trade accounts payable	$241,479	$224,543
Accrued compensation	38,421	47,760
Insurance liabilities	9,708	8,615
Accrued taxes, other than income taxes	8,132	4,887
Liabilities related to discontinued operations	2,170	2,268
Other	15,762	16,666

	$315,672	$304,739